Trade and Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables and prepayments

		December 31,
		2020	2021
	Note	(US$ in millions)
Trade receivables		$257	$241
Less: provision for expected credit losses		(137)	(125)
Trade receivables, net	16(a)	120	116
Deferred rent		69	73
Less: amortization of deferred rent		(42)	(42)
provision for doubtful deferred rent		(2)	(2)
Prepayments		52	49
Other receivables		11	13
Trade and other receivables and prepayments, net		208	207
Less: non-current portion:
deferred rent		(13)	(17)
prepayments and other receivables		(5)	(7)
		(18)	(24)
Current portion		$190	$183

Trade receivables aging
The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2020	2021
	(US$ in millions)
0 - 30 days	$89	$90
31 - 60 days	9	7
61 - 90 days	5	2
Over 90 days	17	17
	$120	$116

Disclosure of credit risk exposure
The following table provides information about the exposure to credit risk for trade receivables which were assessed based on provision matrix as at December 31, 2020 and 2021 within lifetime ECL.

				December 31,
				2020	2021
Provision matrix – debtors' aging	Expected loss rate			(US$ in millions)
Current (not past due)	—			$53	$17
1 — 90 days past due	2%	—	10%	16	10
91 — 360 days past due	15%	—	25%	6	4
More than 360 days past due	50%	—	100%	52	75
				$127	$106

Movements of Lifetime Expected Credit Losses
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2020	2021
	(US$ in millions)
At beginning of year	$106	$137
Provision for expected credit losses, net	50	1
Amounts written-off	(19)	(13)
At end of year	$137	$125